(Loss)/earnings per share (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
(Loss)/earnings per share
(Loss)/profit attributable to the equity shareholders of the Company	¥ 1,768,926	¥ 638,170	¥ (1,415,010)
Less: Allocation of undistributed earnings to holders of unvested restricted shares	(424)	(1,576)	116,929
(Loss)/profit used to determine basic earnings per share	¥ 1,768,502	¥ 636,594	¥ (1,298,081)
Weighted-average number of ordinary (basic)
Number of weighted average ordinary shares outstanding	1,243,320,377	1,205,527,348	1,104,371,475